RS - Summary of equity-settled 2017 Stock Option Plan Group (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€) shares Rate	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Management board [member]
Stock Options Plans [Line Items]
Exercises	0
Executive Committee [Member]
Stock Options Plans [Line Items]
Exercisable stock options	20,455
Current and Former Employees
Stock Options Plans [Line Items]
Exercisable Shares	31,701
2017 Stock Option Plan [Member]
Stock Options Plans [Line Items]
Subscription right | Rate	110.00%
Exercisable stock options	72,650
Exercisable Shares	79,935
Exercises	0
Expense from equity-settled share-based payment transactions | €	€ 0	€ 2,757	€ 62,780
2017 Stock Option Plan [Member] | Management board [member]
Stock Options Plans [Line Items]
Exercisable stock options	8,197
Exercisable Shares	9,017
2017 Stock Option Plan [Member] | Executive Committee [Member]
Stock Options Plans [Line Items]
Exercisable stock options	4,018
Exercisable Shares	4,421
Exercises	0
2017 Stock Option Plan [Member] | Current and Former Employees
Stock Options Plans [Line Items]
Exercisable stock options	60,435
Exercisable Shares	66,497